Foreign Currency Translation	12 Months Ended
Dec. 31, 2017
Foreign Currency Translation

(23)	Foreign Currency Translation
An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2017	2016	2015
Beginning amount of cumulative translation adjustments	$6,923	6,231	10,240
Aggregate adjustment for the period resulting from translation adjustments	1,318	1,065	(6,168)
Amount of income tax expense for the period related to aggregate adjustment	(461)	(373)	2,159
Net aggregate translation included in equity	857	692	(4,009)
Ending amount of cumulative translation adjustments	$7,780	6,923	6,231
Canadian dollar to United States dollar foreign exchange rate at end of year	0.79812	0.74568	0.71989